LONG-TERM DEBT - Senior secured loan facility (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 18, 2019	Dec. 18, 2018	Dec. 31, 2018	Dec. 31, 2017	Feb. 14, 2017
Interest and Finance Expense
Notional amount					$ 100,000
Finance and interest costs			$ 66,926	$ 30,655
Amortization of loan facility transaction costs			95
Senior secured loan facility
Interest and Finance Expense
Notional amount		$ 480,000
Term (in years)		4 years
Finance and interest costs			1,083	$ 0
Transaction costs			$ 7,949
Underwriting fee (as a percent)			1.55%
Amortization of loan facility transaction costs			$ 95
Effective interest rate (as a percent)			5.90%
Senior secured loan facility | Minimum | USD Base rate
Interest and Finance Expense
Interest rate basis (as a percent)		1.50%
Senior secured loan facility | Maximum | USD Base rate
Interest and Finance Expense
Interest rate basis (as a percent)		2.50%
Senior secured loan facility | LIBOR
Interest and Finance Expense
Interest rate (as a percent)			2.50%
Senior secured loan facility | LIBOR | Minimum | USD LIBOR
Interest and Finance Expense
Interest rate basis (as a percent)		2.50%
Senior secured loan facility | LIBOR | Maximum | USD LIBOR
Interest and Finance Expense
Interest rate basis (as a percent)		3.50%
Term facility
Interest and Finance Expense
Notional amount		$ 250,000
Quarterly payment			$ 16,667
Revolving facility
Interest and Finance Expense
Notional amount		$ 230,000
Principal repayment	$ 30,000
Maximum borrowing capacity	$ 200,000
Revolving facility | Minimum
Interest and Finance Expense
Stand by fee (as a percent)	0.60%
Revolving facility | Maximum
Interest and Finance Expense
Stand by fee (as a percent)	0.80%